Insurance Risk Management - Summary of Cash Flows Related to Reinsurer Credit Rating Categories (Details) - Credit risk [member] ₩ in Millions	Dec. 31, 2025 KRW (₩)
Reinsurance Held Remaining Coverage Asset [Member] | Tongyang Life Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Maximum exposure to credit risk that arises from contracts within scope of IFRS 17	₩ 431,906
Reinsurance Held Remaining Coverage Asset [Member] | ABL Life Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Maximum exposure to credit risk that arises from contracts within scope of IFRS 17	(129,334)
Reinsurance Held Remaining Coverage Asset [Member] | Aaa-~aa | Tongyang Life Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Maximum exposure to credit risk that arises from contracts within scope of IFRS 17	354,143
Reinsurance Held Remaining Coverage Asset [Member] | Aaa-~aa | ABL Life Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Maximum exposure to credit risk that arises from contracts within scope of IFRS 17	(129,334)
Reinsurance Held Remaining Coverage Asset [Member] | A+ ~ A- | Tongyang Life Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Maximum exposure to credit risk that arises from contracts within scope of IFRS 17	77,763
Reinsurance Held Remaining Coverage Asset [Member] | A+ ~ A- | ABL Life Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Maximum exposure to credit risk that arises from contracts within scope of IFRS 17	0
Reinsurance Held Remaining Coverage Asset [Member] | BBB+ or Lower | Tongyang Life Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Maximum exposure to credit risk that arises from contracts within scope of IFRS 17	0
Reinsurance Held Remaining Coverage Asset [Member] | BBB+ or Lower | ABL Life Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Maximum exposure to credit risk that arises from contracts within scope of IFRS 17	0
Reinsurance Held Remaining Coverage Asset [Member] | Unrated | Tongyang Life Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Maximum exposure to credit risk that arises from contracts within scope of IFRS 17	0
Reinsurance Held Remaining Coverage Asset [Member] | Unrated | ABL Life Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Maximum exposure to credit risk that arises from contracts within scope of IFRS 17	0
Reinsurance Held Incurred Claims Asset [Member] | Tongyang Life Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Maximum exposure to credit risk that arises from contracts within scope of IFRS 17	5,650
Reinsurance Held Incurred Claims Asset [Member] | ABL Life Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Maximum exposure to credit risk that arises from contracts within scope of IFRS 17	32,186
Reinsurance Held Incurred Claims Asset [Member] | Aaa-~aa | Tongyang Life Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Maximum exposure to credit risk that arises from contracts within scope of IFRS 17	5,904
Reinsurance Held Incurred Claims Asset [Member] | Aaa-~aa | ABL Life Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Maximum exposure to credit risk that arises from contracts within scope of IFRS 17	32,186
Reinsurance Held Incurred Claims Asset [Member] | A+ ~ A- | Tongyang Life Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Maximum exposure to credit risk that arises from contracts within scope of IFRS 17	(254)
Reinsurance Held Incurred Claims Asset [Member] | A+ ~ A- | ABL Life Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Maximum exposure to credit risk that arises from contracts within scope of IFRS 17	0
Reinsurance Held Incurred Claims Asset [Member] | BBB+ or Lower | Tongyang Life Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Maximum exposure to credit risk that arises from contracts within scope of IFRS 17	0
Reinsurance Held Incurred Claims Asset [Member] | BBB+ or Lower | ABL Life Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Maximum exposure to credit risk that arises from contracts within scope of IFRS 17	0
Reinsurance Held Incurred Claims Asset [Member] | Unrated | Tongyang Life Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Maximum exposure to credit risk that arises from contracts within scope of IFRS 17	0
Reinsurance Held Incurred Claims Asset [Member] | Unrated | ABL Life Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Maximum exposure to credit risk that arises from contracts within scope of IFRS 17	₩ 0